Advances for Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2018
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction
June 30, 2018
Balance December 31, 2017	$31,898
Advances for vessels under construction and related costs	45,198
Vessels delivered	(77,096)
Balance June 30, 2018	$-